Organization and principal activities - Income Statement and Cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Variable interest entity
Total revenue	¥ 2,451,287	$ 375,676	¥ 3,599,436	¥ 2,282,216
Net income (loss)	(220,288)	(33,762)	(510,387)	104,026
Net cash provided by (used in) operating activities	(324,995)	(49,806)	118,511	129,478
Net cash (used in) provided by investing activities	5,848	895	(151,809)	(349,859)
Net cash provided by financing activities	(46,557)	(7,135)	593,436	(268,100)
Net (decrease) increase in cash, cash equivalents and restricted cash	(397,842)	(60,972)	539,654	(469,405)
Cash and cash equivalents at the beginning of the year	1,333,872	204,425	794,218	1,263,623
Cash and cash equivalents at the end of the year	936,030	$ 143,453	1,333,872	794,218
Base commission from transactions
Variable interest entity
Total revenue	2,223,685		3,454,957	2,034,115
Base commission from transactions | Sales Commitment Arrangements
Variable interest entity
Total revenue	22,077		166,265
Sales Incentive | Sales Commitment Arrangements
Variable interest entity
Total revenue	2,009		25,584
VIE
Variable interest entity
Total revenue	2,450,937		3,599,436	2,282,216
Net income (loss)	(83,285)		(520,230)	107,511
Net cash provided by (used in) operating activities	(312,630)		103,298	116,937
Net cash (used in) provided by investing activities	14,500		(206,192)	(303,375)
Net cash provided by financing activities	134,964		329,000	31,900
Net (decrease) increase in cash, cash equivalents and restricted cash	(163,166)		226,106	(154,538)
Cash and cash equivalents at the beginning of the year	646,289		420,183	574,721
Cash and cash equivalents at the end of the year	¥ 483,123		¥ 646,289	¥ 420,183